Note 11 - Capital Leased Assets and Capital Lease Obligations	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Debt and Capital Leases Disclosures [Text Block]
11.
Capital Leased Assets and Capital Lease Obligations:

Between
January
and
April 2014,
the Company took delivery of the newbuild vessels
MSC Azov
,
MSC Ajaccio
and
MSC Amalfi
. Upon the delivery of each vessel, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to these vessels by entering into a ten
-year sale and leaseback transaction for each vessel. The shipbuilding contracts were novated to the financial institution for an amount of
$85,572
each.

On
July 6, 2016
and
July 15, 2016,
the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to the
MSC Athos
and the
MSC Athens
, by entering into a
seven
-year sale and leaseback transaction for each vessel.

On
June 19, 2017,
the Company entered into
two seven
-year sale and leaseback transactions with a financial institution for the
Leonidio
and
Kyparissia
(Note
6
).

The sale and leaseback transactions were classified as capital leases. As the fair value of each vessel sold was in excess of its carrying amount, the difference between the sale proceeds and the carrying amount was classified as prepaid lease rentals or as unearned revenue.

The total value of the vessels, at the inception of the capital lease transactions, was
$452,564,
in the aggregate. The depreciation charged during the years ended
December 31, 2016,
2017
and
2018,
amounted to
$9,942,
$13,207
and
$13,764,
respectively, and is included in Depreciation in the accompanying consolidated statements of income. As of
December 31, 2017
and
2018,
accumulated depreciation amounted to
$36,899
and
$50,663,
respectively, and is included in Capital leased assets, in the accompanying consolidated balance sheets. As of
December 31, 2017
and
2018,
the net book value of the vessels amounted to
$415,665
and
$401,901,
respectively, and is separately reflected as Capital leased assets, in the accompanying consolidated balance sheets.

The balance of prepaid lease rentals, as of
December 31, 2017
and
2018,
is as follows:

	December 31, 2017	December 31, 2018
Prepaid lease rentals	$60,422	$51,670
Less: Amortization of prepaid lease rentals	(8,752)	(8,751)
Prepaid lease rentals	$51,670	$42,919
Less: current portion	(8,752)	(8,752)
Non-current portion	$42,918	$34,167

The capital lease obligations amounting to
$342,658
as at
December 31, 2018
are scheduled to expire through
2024
and include a bargain purchase option to repurchase the vessels at any time during the charter period. Total interest expenses incurred on capital leases, including the effect of the hedging interest rate swaps related to the sale and leaseback transactions (discussed in Notes
16
and
18
) for the years ended
December 31, 2016,
2017
and
2018,
amounted to
$19,203,
$22,096
and
$21,402,
respectively, and are included in Interest and finance costs in the accompanying consolidated statements of income. Capital lease obligations of
MSC Athos
and
MSC Athens
bear interest at LIBOR plus a spread, which is
not
included in the annual lease payments table below.

The annual lease payments under the capital leases after
December 31, 2018,
are in the aggregate as follows:

Year ending December 31,	Amount
2019	49,798
2020	49,895
2021	49,798
2022	49,798
2023	95,086
2024 and thereafter	108,455
Total	402,830
Less: Amount of interest ( MSC Azov , MSC Ajaccio , MSC Amalfi , Leonidio and Kyparissia )	(60,172)
Total lease payments	342,658
Less: Financing costs, net	(3,326)
Total lease payments, net	339,332

The total capital lease obligations, net of related financing costs, are presented in the accompanying
December 31, 2017
and
2018,
consolidated balance sheet as follows:

	December 31, 2017	December 31, 2018
Capital lease obligation – current	$33,753	$35,115
Less: current portion of financing costs	(879)	(816)
Capital lease obligation – non-current	342,658	307,543
Less: non-current portion of financing costs	(3,326)	(2,510)
Total	$372,206	$339,332